Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Asset derivatives fair value
Total derivatives fair value	$ 12,191	$ 9,061
Effect of master netting agreements	(8,346)	(5,819)
Fair value after effect of master netting agreements	3,845	3,242
Liability derivatives fair value
Total derivatives fair value	12,650	9,206
Effect of master netting agreements	(7,845)	(5,415)
Fair value after effect of master netting agreements	4,805	3,791
Derivative asset, collateral, obligation to return cash, offset	1,552	1,022
Derivative liability, collateral, right to reclaim cash, offset	1,051	618
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(1,952)	(1,792)
Liability derivatives fair value
Effect of master netting agreements	(2,348)	(1,986)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(6,392)	(4,021)
Liability derivatives fair value
Effect of master netting agreements	(5,484)	(3,428)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(2)	(6)
Liability derivatives fair value
Effect of master netting agreements	(13)	(1)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	19	21
Liability derivatives fair value
Total derivatives fair value	1,107	607
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	31,360	28,365
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	666	350
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	8,706	8,390
Asset derivatives fair value
Total derivatives fair value	19	21
Liability derivatives fair value
Total derivatives fair value	441	257
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	12,172	9,040
Liability derivatives fair value
Total derivatives fair value	11,543	8,599
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	198,865	306,790
Asset derivatives fair value
Total derivatives fair value	4,482	3,690
Liability derivatives fair value
Total derivatives fair value	3,880	3,250
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	813,003	848,961
Asset derivatives fair value
Total derivatives fair value	7,688	5,331
Liability derivatives fair value
Total derivatives fair value	7,622	5,340
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	5,142	3,189
Asset derivatives fair value
Total derivatives fair value	2	19
Liability derivatives fair value
Total derivatives fair value	37	5
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	165	165
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 4	$ 4